Finance Result - Schedule of Finance Result (Details) - EUR (€) € in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Analysis of income and expense [abstract]
Interest expense - loans	€ (33,337)	€ (1,597)	€ (117,564)	€ (80,219)
Interest expense - leases	(861)	(594)	(5,721)	(2,417)
Change in FV of senior notes derivative asset	6,966		18,561	(25,371)
Debt issuance cost and senior notes amortization	(2,471)		(6,150)	(6,102)
Reclassification from OCI to profit or loss from cash flow hedge			(272)
Other	745	438	4,110	1,606
Finance income (cost), net	€ (28,958)	€ (1,753)	€ (107,036)	€ (112,503)